Contract costs	12 Months Ended
Sep. 30, 2023
Revenue From Contracts With Customers [Abstract]
Contract costs	Contract costs

	As at September 30, 2023			As at September 30, 2022
	Cost	Accumulated amortization and impairment	Net carrying amount	Cost	Accumulated amortization and impairment	Net carrying amount
	$	$	$	$	$	$
Transition costs	549,848	250,847	299,001	481,836	225,468	256,368
Incentives	52,331	42,886	9,445	50,331	45,087	5,244
	602,179	293,733	308,446	532,167	270,555	261,612